SHARE CAPITAL (Details Narrative) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock shares authorized	10,000,000				10,000,000				10,000,000				10,000,000	10,000,000	10,000,000
Volatility													370.90%	319.60%
Risk-free rate													1.74%	0.56%
Minimum [Member]
Volatility															228.00%
Risk-free rate															0.29%
Maximum [Member]
Volatility															260.70%
Risk-free rate															0.66%
Deemed Dividends Related To Issuance Of Warrants Member
Fair value of share issued					$ 19,267	$ 5,000	$ 61,664
Stock price				$ 0.01	$ 0.01	$ 0.01	$ 0.03
Volatility				368.50%		348.60%
Stock option term				5 years	5 years	5 years	5 years
Risk-free rate				1.62%		0.96%	0.39%
Exercise price				$ 0.025	$ 0.03	$ 0.03	$ 0.03
Granted number of warrant				60,000	1,926,666	500,000	6,560,000
Deemed Dividends Related To Issuance Of Warrants Member | Minimum [Member]
Stock price							$ 0.007
Volatility					362.40%		318.60%
Risk-free rate					1.05%
Deemed Dividends Related To Issuance Of Warrants Member | Maximum [Member]
Stock price							$ 0.01
Volatility					394.80%		319.10%
Risk-free rate					1.18%
Class A Preferred Stock Member
Preferred stock shares authorized	10,000,000												10,000,000
Common Share Or Warrants Member | Private Placement Member
Number of common stock sold	4,150,000	16,830,000	13,030,000	11,630,000	6,380,000	11,550,000	14,635,000	7,450,000	5,100,000	7,950,000	8,550,000	20,950,000
Warrant outstanding													174,691,174
Weighted average exercise price													$ 0.03
Weighted average contract life													2 years 8 months 19 days
Proceeds from sale of common stock	$ 41,500	$ 168,300	$ 130,300	$ 116,300	$ 63,900	$ 115,500	$ 146,350	$ 73,500	$ 50,990	$ 75,500	$ 85,490	$ 209,480
Aggregate intrinsic value													$ 0
Common Share Or Warrants Member | Compensation for services
Issue of common stock		2,500,000	6,120,000	1,120,000	840,000	2,300,000		1,300,000		2,800,000	150,000	3,375,000
Fair value of share issued		$ 25,000	$ 61,200	$ 11,200	$ 8,400	$ 23,000		$ 26,000		$ 120,000	$ 1,500	$ 69,750